Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Net loss per share of Class A common stock, diluted	$ (0.49)	$ (3.84)	$ (0.83)	$ (6.01)	$ (8.40)	$ (6.61)